6. EQUIPMENT (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
PropertyPlant and Equipment
Cost	$ 624,623	$ 710,935
Accumulated Depreciation	493,247	533,369
Net Book Value	131,376	177,566
Office equipment [Member]
PropertyPlant and Equipment
Cost	70,429	81,314
Accumulated Depreciation	55,247	60,877
Net Book Value	15,182	20,437
Computer equipment [Member]
PropertyPlant and Equipment
Cost	323,977	363,823
Accumulated Depreciation	267,019	290,361
Net Book Value	56,958	73,462
Field equipment [Member]
PropertyPlant and Equipment
Cost	187,982	217,036
Accumulated Depreciation	134,903	141,797
Net Book Value	53,079	75,239
Buildings [Member]
PropertyPlant and Equipment
Cost	42,235	48,762
Accumulated Depreciation	36,078	40,334
Net Book Value	$ 6,157	$ 8,428